Redeemable Non-Controlling Interests (Details)			12 Months Ended
	Apr. 02, 2024 USD ($)	Apr. 02, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	May 20, 2024	Jan. 23, 2024 USD ($)	Jan. 23, 2024 CNY (¥)
Redeemable Non-Controlling Interests [Line Items]
Amount received	$ 2,765,487	¥ 20,000,000
Percentage of accrued simple interest after transactions			15.00%
Beijing Scage Future [Member]
Redeemable Non-Controlling Interests [Line Items]
Equity Method Investment, Aggregate Cost					$ 4,225,412	¥ 30,000,000
Equity interest			4.00%	4.00%	6.00%	6.00%
Equity value (in Yuan Renminbi)			¥ 833,000,000